NONVESTED SHARES (Details 2) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2015	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Weighted average grant date fair value
Incremental compensation expenses			$ 3,196	$ 2,518	$ 4,318
2008 Plan | Nonvested shares.
Number of Shares
Outstanding at the beginning of the period (in shares)			2,583,337
Granted (in shares)		139,000	3,154,800	2,800,300	711,571	1,820,010
Forfeited (in shares)			(1,106,177)
Vested (in shares)			(1,316,696)
Outstanding at the end of the period (in shares)			3,315,264	2,583,337
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 2.58
Granted (in dollars per share)			2.22
Forfeited (in dollars per share)			2.27
Vested (in dollars per share)			2.12
Outstanding at the end of the period (in dollars per share)			$ 2.52	$ 2.58
Fair value of shares vested			$ 2,791	$ 2,123	$ 3,453
Incremental compensation expenses	$ 210	$ 90	3,191	$ 2,227	$ 4,038
Unrecognized compensation cost			$ 7,509
Weighted-average period of recognition of unrecognized compensation cost			3 years 7 days